Significant Accounting Policies (Details)			9 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Significant Accounting Policies [Line Items]
Insurance coverage	$ 250,000		$ 250,000	$ 250,000
Not covered by deposit insurance	600,000	$ 3,800,000	1,400,000	600,000
Brokerage account of entire balance covered	30,000	146,000	500	30,000
Unrecognized tax benefits
Accrued for interest and penalties
Reportable segment			1
Operating segment			1
SIPC [Member]
Significant Accounting Policies [Line Items]
Insurance coverage	500,000		$ 500,000	500,000
Standard Insurance Coverage [Member]
Significant Accounting Policies [Line Items]
Insurance coverage	250,000		250,000	250,000
Credit Concentration Risk [Member] | United States [Member]
Significant Accounting Policies [Line Items]
Deposit insurance	$ 900,000	$ 4,000,000	$ 1,600,000	$ 900,000